Segment Information - Additions to Property, Plant, and Equipment and intangible Assets, Depreciation and Amortization Charges and Asset Reclassification (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Summary of segment information [line items]
Total additions to PP&E and intangible assets		R$ 1,164,668		R$ 1,203,077	R$ 1,439,607
Asset retirement obligation – fuel tanks		(163)		(290)	(264)
Provision for demobilization of machinery and equipment		(375)
Capitalized borrowing costs		(13,316)		(30,748)	(23,438)
Total investments in PP&E and intangible assets (cash flow)		1,150,814		1,172,039	1,415,905
Addition on contractual assets with customers – exclusive rights		356,045		330,068	390,177
Depreciation of PP&E and amortization of intangible assets charges		938,841		844,647	812,489
Amortization of contractual assets with customers – exclusive rights		289,436		355,250	371,825
Amortization of right-of-use assets		328,322		300,058
Total assets (excluding intersegment account balances):		36,250,162		31,195,472	30,499,395
Ultragaz [member]
Summary of segment information [line items]
Total additions to PP&E and intangible assets		309,083		249,784	245,069
Addition on contractual assets with customers – exclusive rights		5,703
Depreciation of PP&E and amortization of intangible assets charges		192,241		186,221	222,527
Amortization of contractual assets with customers – exclusive rights		1,636		195
Amortization of right-of-use assets		41,015		31,264
Total assets (excluding intersegment account balances):		2,927,062		2,998,623	2,719,425
Ipiranga [member]
Summary of segment information [line items]
Total additions to PP&E and intangible assets		338,848		370,864	417,519
Addition on contractual assets with customers – exclusive rights		543,382		330,068	390,177
Depreciation of PP&E and amortization of intangible assets charges		314,511		290,747	283,426
Amortization of contractual assets with customers – exclusive rights		287,800		355,055	371,825
Amortization of right-of-use assets		177,039		164,543
Total assets (excluding intersegment account balances):		18,761,207		16,278,320	15,381,887
Oxiteno [member]
Summary of segment information [line items]
Total additions to PP&E and intangible assets		210,144		255,016	473,026
Depreciation of PP&E and amortization of intangible assets charges		260,780		212,328	167,357
Amortization of right-of-use assets		14,283		9,676
Total assets (excluding intersegment account balances):		8,892,850		7,453,476	7,452,331
Ultracargo [member]
Summary of segment information [line items]
Total additions to PP&E and intangible assets		218,898		217,377	167,034
Depreciation of PP&E and amortization of intangible assets charges		65,838		59,618	52,414
Amortization of right-of-use assets		19,482		20,673
Total assets (excluding intersegment account balances):		2,197,675		1,871,799	1,478,697
Extrafarma [member]
Summary of segment information [line items]
Total additions to PP&E and intangible assets		39,824		89,850	118,577
Depreciation of PP&E and amortization of intangible assets charges		82,530		80,550	71,552
Amortization of right-of-use assets		71,369		73,774
Total assets (excluding intersegment account balances):		1,845,038		2,060,182	2,107,901
Abastece Aí [member]
Summary of segment information [line items]
Total additions to PP&E and intangible assets		15,434
Depreciation of PP&E and amortization of intangible assets charges		4,053
Amortization of right-of-use assets		40
Total assets (excluding intersegment account balances):		85,787
Reportable segments [member]
Summary of segment information [line items]
Total additions to PP&E and intangible assets		1,132,231		1,182,891	1,421,225
Depreciation of PP&E and amortization of intangible assets charges		919,953		829,464	797,276
Amortization of right-of-use assets		323,228		299,930
Total assets (excluding intersegment account balances):		34,709,619		30,662,400	29,140,241
Others [member]
Summary of segment information [line items]
Total additions to PP&E and intangible assets	[1]	32,437		20,186	18,382
Depreciation of PP&E and amortization of intangible assets charges		18,888	[1]	15,183	15,213	[1]
Amortization of right-of-use assets	[1]	5,094		128
Total assets (excluding intersegment account balances):	[1]	R$ 1,540,543		R$ 533,072	R$ 1,359,154

[1]	ComposedoftheparentcompanyUltrapar(includinggoodwillofcertainacquisitions)andsubsidiariesSerma- Associação dos Usuários de Equipamentos de Processamento de Dados e Serviços Correlatos (“Serma”)andImavenImóveis Ltda.